Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net loss, as adjusted	$ (1,051,615)	$ (1,265,438)	$ (3,181,592)	$ 10,817,039
Denominator:
Basic weighted average shares outstanding	2,373,472	21,188,697	8,574,195	28,750,000
Basic net loss per common share	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38
Class B [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net loss, as adjusted	$ (3,184,568)	$ (429,254)	$ (2,667,036)	$ 2,704,260
Denominator:
Basic weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500
Basic net loss per common share	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38